Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Smart electric vehicles	$430	$1,313
Auto parts and other materials	552	1,110
Total	$982	$2,423